Events after the reporting period (Details) $ / shares in Units, R in Millions, $ in Millions	Aug. 21, 2019 USD ($) $ / shares	Jul. 26, 2019 ZAR (R)	Jul. 21, 2019 ZAR (R)
Settlement in miners' silicosis class action
Events after the reporting period
Total settlement | R		R 5,000.0
Settlement cost | R			R 1,331.4
Delaware Court of Chancery rules in favour of Sibanye-Stillwater in dissenting shareholder action
Events after the reporting period
Cash consideration per share | $ / shares	$ 18
Percentage of interest held by dissenting shareholder	4.50%
Settlement, remaining liability | $	$ 21
Litigation provision adjustments | $	$ 0